Cover	12 Months Ended
Dec. 31, 2022 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-14740
Entity Registrant Name	Premium Nickel Resources Ltd.
Entity Central Index Key	0000795800
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	100 King Street West
Entity Address, Address Line Two	Suite 3400
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1A4
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	116,534,474
Auditor Name	Licensed Public Accountants
Auditor Location	Ottawa, Canada
Auditor Firm ID	1930